Critical Accounting Estimates and Judgments (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of key factors of the macroeconomic scenarios on the economic conditions	The following table shows the growth rates of the Japanese, US, European Monetary Union (“EMU”) and Asia-Pacific GDPs and the Japanese short-term interest rate, which are key factors of the macroeconomic scenarios.

	For the fiscal year ending March 31,
As at March 31, 2024:	2025	2026
Upside	(%)
Japanese GDP (Nominal)	5.5	1.6
US GDP (Real)	4.9	0.7
EMU GDP (Real)	3.1	2.1
Asia-Pacific GDP (Real)	7.3	3.4
Japanese short-term interest rate	0.1	0.1

Base
Japanese GDP (Nominal)	2.7	2.5
US GDP (Real)	2.1	1.7
EMU GDP (Real)	0.3	1.2
Asia-Pacific GDP (Real)	4.5	4.4
Japanese short-term interest rate	0.1	0.1

Downside
Japanese GDP (Nominal)	2.6	2.7
US GDP (Real)	(1.3)	4.7
EMU GDP (Real)	(1.5)	1.7
Asia-Pacific GDP (Real)	2.1	4.5
Japanese short-term interest rate	0.1	0.1

Severe downside
Japanese GDP (Nominal)	1.1	3.6
US GDP (Real)	(2.7)	5.6
EMU GDP (Real)	(2.1)	1.3
Asia-Pacific GDP (Real)	1.2	4.9
Japanese short-term interest rate	0.1	0.1

Summary of probability weightings of each scenario the group estimates	The following table shows the probability weightings of each scenario the Group estimates.

	Upside	Base	Downside	Severe downside
	(%)

As at March 31, 2024:
Scenario probability weighting	20	60	13	7